BUSINESS COMBINATIONS AND DISPOSITION - Stateside Assets acquired and Liabilities assumed (Details) - USD ($)	Aug. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS AND DISPOSITION
Goodwill		$ 8,973,501	$ 10,103,812	$ 8,583,274	$ 6,479,218
Stateside
BUSINESS COMBINATIONS AND DISPOSITION
Cash and cash equivalents	$ 32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,625
Prepaid expenses and other current assets	7,970
Deposits	9,595
Goodwill	2,104,056	$ 2,104,056	$ 2,104,056	$ 2,104,056
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(445,372)
Purchase price consideration	$ 8,403,196